Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	Sugarmade, Inc.
Entity Central Index Key	0000919175
Document Type	S-1
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-232364 ) (the “Registration Statement”) of Sugarmade, Inc. is being filed: (i) pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the U.S. Securities and Exchange Commission (“SEC”) on July 18, 2019, as amended by Amendment No. 1, originally declared effective by the SEC on October 30, 2019 to include the information contained in our Annual Report on Form 10-K for the fiscal year ended June 30, 2019 and to include the information contained in our Quarterly Reports for the quarter ended September 30, 2019 and the quarter ended December 31, 2019; (ii) to add the unaudited financial statement from the Quarter Report for the quarter ended December 31, 2019, and (iii) to update certain other information in the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE